Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (29,157)	$ (33,762)	$ (27,271)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,074	979	776
Share-based compensation	7,926	6,748	812
Non-cash financial expenses (income), net	1,740	(1,325)	29
Decrease (increase) in prepaid expenses and other receivables	281	(341)	157
(Increase) decrease in long term prepaid expenses	(80)	1,637	(1,889)
Change in the fair value of warrants liabilities	(2,033)	3,788	13,257
Increase in trade payables	1,143	220	239
Increase (decrease) in other payables and accrued expenses	1,228	(1,206)	2,078
Change in operating lease liabilities	(809)	(1,152)
Change in operating lease right-of-use assets	729	535
Net cash used in operating activities	(17,958)	(23,879)	(11,812)
Cash flows from investing activities:
Investment in short-term deposits	(163,629)	(121,137)	(8,082)
Investment in restricted deposit	(3,152)
Proceeds from short-term deposits	191,864	32,105	30,282
Purchase of property and equipment	(6,401)	(904)	(2,927)
Net cash provided by (used in) investing activities	18,682	(89,936)	19,273
Cash flows from financing activities:
Proceeds from bank loan	5,248
Proceeds from SPAC merger and PIPE financing, net of transaction cost		93,543
Proceeds from exercise of Warrants		3,335
Proceeds from exercise of options	49	27	111
Net cash provided by financing activities	5,297	96,905	111
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(50)	(258)	108
Increase (decrease) in cash and cash equivalents and restricted cash	5,971	(17,168)	7,680
Cash, cash equivalents and restricted cash at the beginning of the year	6,686	23,854	16,174
Cash, cash equivalents and restricted cash at the end of the year	12,657	6,686	23,854
Supplemental disclosure of cash flows information:
Income taxes paid	16	8	1
Interest received	6,160	237	351
Interest paid	52
Operating lease liabilities arising from obtaining right of use assets	$ 3,304